Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leased Assets [Line Items]
Lease Expense	$ 5,261	$ 4,820	$ 4,574
Operating Lease Payments	3,825	3,642	$ 3,502
Operating lease right of use assets	14,134	$ 8,149
Operating lease liabilities accrued current	2,343
Operating lease liabilitites long term	$ 12,696
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Accounting Standards Update 2016-02 [Member]
Operating Leased Assets [Line Items]
Operating lease right of use assets	$ 14,134	$ 8,149
Operating lease weighted average remaining lease term	8 years 25 days	3 years 1 month 20 days
Operating lease weighted average discount rate	2.56%	2.38%
Accounting Standards Update 2016-02 [Member] | Other Current Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilities accrued current	$ 2,343	$ 3,204
Accounting Standards Update 2016-02 [Member] | Other Noncurrent Liabilities [Member]
Operating Leased Assets [Line Items]
Operating lease liabilitites long term	$ 12,696	$ 4,908